UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Mary E. Mullin, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-548-7786

Date of fiscal year end: 12/31

Date of reporting period: 7/1/17 – 6/30/18

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-05554
Reporting Period: 07/01/2017 - 06/30/2018
Morgan Stanley California Tax-Free Daily Income Trust

============= Morgan Stanley California Tax-Free Daily Income Trust ============

NUVEEN CALIFORNIA QUALITY MUNICIPAL INCOME FUND

Ticker:        NAC                            Security ID:  67066Y840
Meeting Date:  NOV 14, 2017                   Meeting Type: Annual
Record Date:   SEP 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.1  Elect Director David J. Kundert         For       For          Management
1a.2  Elect Director John K. Nelson           For       For          Management
1a.3  Elect Director Terence J. Toth          For       For          Management
1a.4  Elect Director Robert L. Young          For       For          Management
1a.5  Elect Director William C. Hunter        For       For          Management
1a.6  Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley California Tax-Free Daily Income Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date August 28, 2018
* Print the name and title of each signing officer under his or her signature.